Offsetting Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Offsetting Assets and Liabilities [Abstract]
Offsetting of financial assets
The following table presents offsetting of securities borrowed as of September 30, 2013 and December 31, 2012:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Pledged	Net Amount
	(in thousands)

September 30, 2013	$61,488	$—	$61,488	$—	$61,488	$—
December 31, 2012	$106,350	$—	$106,350	$—	$106,350	$—

Offsetting of financial liabilities
The following table presents offsetting of securities loaned as of September 30, 2013 and December 31, 2012:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
	(in thousands)

September 30, 2013	$41,747	$—	$41,747	$—	$41,747	$—
December 31, 2012	$12,517	$—	$12,517	$—	$12,517	$—